INVENTORIES (Details) - ARS ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Inventories and allowance for obsolescence of inventories
Inventories	$ 3,722	$ 4,373
Gross value
Inventories and allowance for obsolescence of inventories
Inventories	3,976	4,690
Gross value | Mobile handsets and others
Inventories and allowance for obsolescence of inventories
Inventories	2,721	3,160
Gross value | Inventories for construction projects
Inventories and allowance for obsolescence of inventories
Inventories	1,255	1,530
Allowance for obsolescence of inventories
Inventories and allowance for obsolescence of inventories
Inventories	$ (254)	$ (317)	$ (279)